STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 257